May 4, 2017

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Document Control - EDGAR

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after 4/29/2013)
RiverSource RAVA 5 Select Variable Annuity
(Offered for contract applications signed on or after 4/29/2013)
RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed on or after 4/29/2013)
File Nos.333-186220/811-07623

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 9 filed on April 26, 2017.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Nicole D. Wood
Nicole D. Wood
Assistant General Counsel